Condensed Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 7,962,254	$ 20,952,867
Restricted certificate of deposit	251,236	251,236
Accounts receivable, net	1,605,152	794,136
Inventories	2,380,429
Contract assets	953,960	893,375
Other current assets	1,437,561	277,444
Total Current Assets	14,590,592	23,169,058
Property and equipment, net	6,238,247	1,437,311
Right-of-use asset – operating lease	425,551	513,763
Other assets	247,209	47,240
Total Assets	21,501,599	25,167,372
Current Liabilities
Accounts payable	3,715,184	1,400,514
Accrued payroll	463,279	411,008
Accrued interest	1,263,490	703,544
Other accrued liabilities	151,551	90,000
Contract liabilities		373,791
Operating lease liabilities – current	396,012	353,598
Notes payable – current	25,058,179	10,250,000
Notes payable, related parties – current	3,000,000	3,000,000
Total Current Liabilities	34,047,695	16,582,455
Operating lease liabilities – long-term	269,412	467,208
Notes payable – long-term		14,708,333
Other liabilities	268,093	20,833
Total Liabilities	34,585,200	31,778,829
Commitments and Contingencies
Stockholders’ Equity (Deficit)
Series A preferred stock, $0.01 par value; 334,800 shares authorized, issued, and outstanding	3,348	3,348
Series B preferred stock, $0.01 par value; 725,426 shares authorized, issued, and outstanding	7,254	7,254
Common stock, $0.01 par value; 10,000,000 shares authorized, 952,200 and 952,200 shares issued, respectively, and 680,600 and 680,600 shares outstanding, respectively	9,522	9,522
Treasury stock, at cost; 271,600 shares	(944,927)	(944,927)
Additional paid-in capital	34,546,691	34,157,877
Accumulated deficit	(46,705,489)	(39,844,531)
Total Stockholders’ Equity (Deficit)	(13,083,601)	(6,611,457)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 21,501,599	$ 25,167,372